Liabilities to Credit Institutions - Summary of Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Non-current liabilities to credit institutions	$ 115,746	$ 116,216
Current liabilities to credit institutions	4,899	5,757
Total	$ 120,645	$ 121,973